Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Schedule of of temporary differences of deferred income tax assets and liabilities
As at December 31:	2017	2016
Non-capital tax loss carry-forwards	$18,450	$24,308
Interests in resource properties	(10,536)	(10,370)
Other assets	2,237	5,304
Other liabilities	(3,760)	(9,948)
	$6,391	$9,294
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$16,694	$16,647
Deferred income tax liabilities	(10,303)	(7,353)
Net	$6,391	$9,294

Schedule of estimated accumulated non capital losses
As at December 31, 2017, the Group had estimated accumulated non-capital losses, which expire in the following countries as follows. Management is of the opinion that not all of these non-capital losses are probable to be utilized in the future.
Country	Gross amount	Amount for which no deferred income tax asset is recognized	Expiration dates
Canada	$24,075	$ —	2033-2036
Germany	2,554	—	Indefinite
Austria	340,600	340,600	Indefinite
Uganda	51,563	46,253	Indefinite
Malta	98,354	70,056	Indefinite